Auditor's remuneration (Tables)	12 Months Ended
Jun. 30, 2022
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Summary of Auditors' Remuneration

	2022	2021	2020
	US$M	US$M	US$M
Fees payable to the Group’s auditors for assurance services
Audit of the Group’s Annual Report	9.816	10.642	11.196
Audit of the accounts of subsidiaries, joint ventures and associates	0.605	1.234	1.262
Audit-related assurance services required by legislation to be provided by the auditor	1.933	1.770	1.815
Other assurance and agreed-upon procedures under legislation or contractual arrangements	7.938	1.867	2.003

Total assurance services	20.292	15.513	16.276

Fees payable to the Group’s auditors for non-assurance services
Other services	–	–	0.400

Total other services	–	–	0.400

Total fees	20.292	15.513	16.676